Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The results of each are reported on a continuing basis. The following table presents financial information of reportable business segments as of and for the years ended December 31, 2013, 2012 and 2011, which has been restated to conform to the new reportable segment presentation. The eliminations column includes intersegment eliminations required for consolidation purposes.

	2013
	Consumer Banking		Commercial Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$301,544		$263,682		$(6,301)	$—	$558,925
Total net revenue	769,782	(1)	314,133		(5,599)	—	1,078,316
Intersegment revenue	60,567		(60,567)		—	—	—
Depreciation and amortization	10,519		21,867		7,147	—	39,533
Income before income taxes	145,262	(1)	172,496		(99,718)	—	218,040
Total assets	11,321,747		6,331,646		236,313	(248,722)	17,640,984

	2012
	Consumer Banking		Commercial Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$340,729		$178,812		$(5,747)	$—	$513,794
Total net revenue	662,369	(2)	226,772		(5,575)	—	883,566
Intersegment revenue	31,689		(31,689)		—	—	—
Depreciation and amortization	6,365		23,437		7,754	—	37,556
Income before income taxes	138,281	(2)	78,924		(101,208)	—	115,997
Total assets	12,274,855		5,972,260	(3)	166,146	(170,383)	18,242,878

	2011
	Consumer Banking		Commercial Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$294,509		$164,442		$(6,641)	$—	$452,310
Total net revenue	488,118	(4)	199,213		(1,918)	—	685,413
Intersegment revenue	13,420		(13,420)		—	—	—
Depreciation and amortization	4,651		13,335		6,169	—	24,155
Income before income taxes	79,757	(4)	79,507	(5)	(77,750)	—	81,514
Total assets	11,433,091		1,783,032		99,886	(274,331)	13,041,678

(1)	Segment earnings in the Consumer Banking segment included a $94,951 recovery on the MSR valuation allowance for the year ended December 31, 2013.